Stock Compensation Plans	12 Months Ended
Aug. 31, 2012
Stock Compensation Plans [Abstract]
Stock Compensation Plans

The Walgreen Co. Stock Purchase/Option Plan (Share Walgreens) provides for the granting of options to purchase common stock over a 10-year period to eligible non-executive employees upon the purchase of Company shares, subject to certain restrictions.  Employees may purchase Company shares through cash purchases or loans.  The option price is the closing price of a share of common stock on the grant date. Options may be granted under this Plan until September 30, 2012, for an aggregate of 42,000,000 shares of common stock.  At August 31, 2012, there were 13,366,481 shares available for future grants.  The options granted during fiscal 2012, 2011 and 2010 have a three-year vesting period.

The Walgreen Co. Executive Stock Option Plan provides for the granting of options to eligible key employees to purchase common stock over a 10-year period, at a price not less than the fair market value on the date of the grant.  Under this Plan, options may be granted until January 13, 2020, for an aggregate of 63,400,000 shares of common stock.  At August 31, 2012, 15,984,563 shares were available for future grants.  The options granted during fiscal 2012, 2011 and 2010 have a three-year vesting period.

The Walgreen Co. Broad Based Employee Stock Option Plan provides for the granting of options to eligible non-executive employees to purchase common stock over a 10-year period, at a price not less than the fair market value on the date of the grant.  Under this Plan, on March 11, 2003, substantially all non-executive employees, in conjunction with the opening of the Company's 4,000th store, were granted a stock option to purchase 100 shares.  The Plan authorized the grant of an aggregate of 15,000,000 shares of common stock.  At August 31, 2012, 7,905,555 shares were available for future grants.  The options vested and became exercisable on March 11, 2006, and any unexercised options will expire on March 10, 2013, subject to earlier termination if the optionee’s employment ends.

A summary of information relative to the Company’s stock option plans follows:

Options	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Outstanding at August 31, 2011	49,033,846	$33.70	6.04	$193
Granted	7,801,023	38.34
Exercised	(3,245,380)	27.46
Expired/Forfeited	(3,553,520)	35.22
Outstanding at August 31, 2012	50,035,969	$34.18	5.60	$175
Vested or expected to vest at August 31, 2012	29,037,001	$35.35	3.90	$108
Exercisable at August 31, 2012	20,147,917	$32.76	7.99	$65

The fair value of each option grant was determined using the Black-Scholes option pricing model with the following weighted-average assumptions used in fiscal 2012, 2011 and 2010:

	2012	2011	2010
Risk-free interest rate (1)	1.73%	2.12%	3.14%
Average life of option (years) (2)	7.9	7.2	7.3
Volatility (3)	27.02%	28.08%	28.01%
Dividend yield (4)	2.90%	1.94%	1.91%
Weighted-average grant-date fair value
Granted at market price	$8.08	$8.12	$9.80

(1)	Represents the U.S. Treasury security rates for the expected term of the option.
(2)	Represents the period of time that options granted are expected to be outstanding. The Company analyzed separate groups of employees with similar exercise behavior to determine the expected term.
(3)	Volatility was based on historical and implied volatility of the Company’s common stock.
(4)	Represents the Company’s cash dividend for the expected term.

The intrinsic value for options exercised in fiscal 2012, 2011 and 2010 was $22 million, $33 million and $29 million, respectively.  The total fair value of options vested in fiscal 2012, 2011 and 2010 was $125 million, $58 million and $53 million, respectively.

Cash received from the exercise of options in fiscal 2012 was $89 million compared to $147 million in the prior year.  The related tax benefit realized was $8 million in fiscal 2012 compared to $14 million in the prior year.

The Walgreen Co. 1982 Employees Stock Purchase Plan permits eligible employees to purchase common stock at 90% of the fair market value at the date of purchase.  Employees may make purchases by cash, loans or payroll deductions up to certain limits. The aggregate number of shares that may be purchased under this Plan is 94,000,000.  At August 31, 2012, 16,610,192 shares were available for future purchase.

The Walgreen Co. Long-Term Performance Incentive Plan (amended and restated Restricted Performance Share Plan) was approved by shareholders on January 10, 2007.  The Plan offers performance-based incentive awards and equity-based awards to key employees.  The awards are subject to restrictions as to continuous employment except in the case of death, normal retirement or total and permanent disability. Restrictions generally lapse over a multiyear period from the date of grant.  The Long-Term Performance Incentive Plan was authorized to grant an aggregate of 10,000,000 shares of common stock.  As of August 31, 2012, 4,982,447 shares were available for future issuance under the Long-Term Performance Incentive Plan.  In accordance with ASC Topic 718, Compensation – Stock Compensation, compensation expense is recognized on a straight-line basis over the employee's vesting period or to the employee's retirement eligible date, if earlier.

In fiscal 2009, the Company introduced the Restricted Stock Unit and Performance Share Plans under the Long-Term Performance Incentive Plan.  In accordance with ASC Topic 718, Compensation – Stock Compensation, compensation expense is recognized on a straight-line basis based on a three-year cliff vesting schedule for the annual restricted stock units and straight line over a three-year vesting schedule for the performance shares.

A summary of information relative to the Company’s restricted stock awards follows:

Nonvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at August 31, 2011	48,046	$36.13
Granted	-	-
Forfeited	(3,690)	36.43
Vested	(31,355)	36.02
Nonvested at August 31, 2012	13,001	$36.33

A summary of information relative to the Company’s restricted stock unit plan follows:

Outstanding Shares	Shares	Weighted-Average Grant-Date Fair Value
Outstanding at August 31, 2011	1,911,237	$33.94
Granted	936,499	36.60
Dividends	64,986	-
Forfeited	(245,033)	33.01
Vested	(857,138)	34.95
Outstanding at August 31, 2012	1,810,551	$34.04

A summary of information relative to the Company’s performance share plan follows:

Outstanding Shares	Shares	Weighted-Average Grant-Date Fair Value
Outstanding at August 31, 2011	1,819,668	$31.83
Granted	689,605	35.61
Forfeited	(215,948)	31.76
Vested	(313,298)	35.52
Outstanding at August 31, 2012	1,980,027	$32.57

The Walgreen Co. Nonemployee Director Stock Plan provides that each nonemployee director receives an equity grant of shares each year on November 1.  The number of shares granted is determined by dividing $155,000 by the price of a share of common stock on November 1.  Each nonemployee director may elect to receive this annual share grant in the form of shares or deferred stock units.   Each nonemployee director received a grant of 4,788 shares in fiscal 2012, 4,552 shares in fiscal 2011 and 4,097 shares in fiscal 2010.  New directors in any of the fiscal years earned a prorated amount.  Effective November 1, 2009, the payment of the annual retainer was changed to be paid only in the form of cash, which may still be deferred.  Previously, the annual retainer was paid one-half in cash and one-half in Walgreen Co. common stock.

A summary of total stock-based compensation expense follows:

	2012	2011	2010
Stock options	$62	$85	$78
Restricted stock units	24	20	13
Performance share plans	7	25	6
Employee stock purchase plan	6	5	5
	$99	$135	$102